                                                                     June, 2001

Dear Shareholder:

  I am pleased to provide you with the Semi-Annual Report for Spirit of Amer-ica Investment Fund, Inc. ("Spirit") dated April 30, 2001.

  During the past twelve months, REITs have continued to perform very well, as the Nasdaq and Dow Jones Industrial Index declined. Management continues to seek high dividend yields, but is firmly focused upon investing in under-val-ued real estate investment trust sectors.

  We strongly believe that REITs will continue to produce good earnings as well as appreciation through the remainder of this year. Specifically, we be-lieve that excellent investment opportunities exist in the healthcare, commu-nity shopping center and apartment REIT sectors.

  Since there is little evidence of over building, we continue to feel that basic supply and demand factors remain very positive for continued price ap-preciation. For these reasons, we believe that this is a very good time to in-vest in Spirit of America, for future appreciation and income potential. How-ever, since REITs invest in real properties, their value could be negatively affected, due to environmental, economic, interest rate fluctuations or other factors, which might hurt the performance of real estate.

                                          Sincerely,

                                          /s/ David Lerner
                                          David Lerner
                                          President

Spirit of America Investment Fund, Inc.
Schedule of Investments (unaudited)                               April 30, 2001
--------------------------------------------------------------------------------

                                                            Shares  Market Value
COMMON STOCKS -- 95.15%                                     ------- ------------

Apartments (REITS) -- 13.49%
Amli Residential Properties Trust..........................   8,300 $   193,556
Associated Estates Realty Corporation...................... 126,500   1,092,960
Cornerstone Realty Income Trust, Inc. .....................  50,500     534,795
Equity Residential Properties Trust........................   4,300     225,707
Gables Residential Trust...................................  12,000     345,600
Home Properties of New York, Inc. .........................   3,300      93,555
Mid-America Apartment Communities, Inc. ...................  49,500   1,133,550
                                                                    -----------
                                                                      3,619,723
                                                                    -----------

Diversified (REITS) -- 11.53%
Colonial Properties Trust..................................   8,000     231,200
Crescent Real Estate Equities Company......................  43,800   1,042,002
Duke-Weeks Realty Corporation..............................   4,000      92,160
Frontline Cap Group*.......................................     640       5,760
Glenborough Realty Trust, Inc. ............................  20,000     348,000
Hospitality Properties Trust...............................   4,000     105,400
Keystone Property Trust....................................  38,000     461,700
U.S. Restaurant Properties, Inc. ..........................  67,000     807,350
Vornado Operating, Inc.*...................................     250         625
                                                                    -----------
                                                                      3,094,197
                                                                    -----------

Healthcare (REITS) -- 18.39%
Health Care Property Investors, Inc. ......................  20,900     754,490
Healthcare Realty Trust, Inc. .............................  37,500     900,000
Health Care REIT, Inc. ....................................  40,300     941,005
HRPT Properties Trust...................................... 108,300     949,791
LTC Healthcare, Inc.*......................................     400         300
LTC Properties, Inc.*......................................  11,000      43,450
National Health Investors, Inc.*...........................  15,000     157,500
Nationwide Health Properties, Inc. ........................  64,500   1,138,425
OMEGA Healthcare Investors, Inc.*..........................   9,000      15,660
Senior Housing Properties Trust............................   2,700      32,400
                                                                    -----------
                                                                      4,933,021
                                                                    -----------

Industrial (REITS) -- 2.20%
Bedford Property Investors, Inc. ..........................  13,000     247,910
Brandywine Realty Trust....................................  16,000     315,520
First Industrial Realty Trust, Inc. .......................     900      27,675
                                                                    -----------
                                                                        591,105
                                                                    -----------

Internet Content -- 0.00%
VelocityHSI, Inc.*.........................................   1,260          57
                                                                    -----------
                                                                             57
                                                                    -----------


                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Schedule of Investments (unaudited)                               April 30, 2001
--------------------------------------------------------------------------------

                                                            Shares  Market Value
COMMON STOCKS -- continued                                  ------- ------------

Net Lease (REITS) -- 5.18%
Commercial Net Lease Realty................................  54,500 $   673,075
Franchise Finance Corporation of America...................   4,000     100,600
Lexington Corporate Properties Trust.......................  47,100     607,590
RFS Hotel Investors, Inc. .................................     500       7,195
                                                                    -----------
                                                                      1,388,460
                                                                    -----------

Office Space (REITS) -- 6.52%
Corporate Office Properties Trust..........................  13,000     130,000
Highwoods Properties, Inc. ................................  21,000     539,700
iStar Financial, Inc. .....................................  10,000     250,000
Koger Equity...............................................  40,000     599,600
Mack-Cali Realty Corporation...............................   8,600     230,308
                                                                    -----------
                                                                      1,749,608
                                                                    -----------

Regional Malls (REITS) -- 14.83%
CBL & Associates Properties, Inc. .........................   4,000     110,200
Crown American Realty Trust................................  63,000     440,370
Glimcher Realty Trust......................................  61,250     935,287
Macerich Company, The......................................  29,700     668,250
Mills Corporation..........................................  46,100     978,242
Simon Property Group, Inc. ................................   6,000     158,820
Taubman Centers, Inc. .....................................   2,000      24,800
United Dominion Realty Trust, Inc. ........................  52,000     664,040
                                                                    -----------
                                                                      3,980,009
                                                                    -----------

Shopping Centers (REITS) -- 17.95%
Burnham Pacific Properties, Inc. ..........................  11,000      53,130
Center Trust, Inc. ........................................  30,000     110,700
Developers Diversified Realty Corporation..................  66,500   1,005,480
Excel Legacy Corporation*..................................   3,300       7,260
Federal Realty Investment Trust............................   4,300      83,850
IRT Property Company.......................................  75,000     723,750
JDN Realty Corporation.....................................   6,000      70,740
JP Realty, Inc. ...........................................  48,700   1,019,778
Malan Realty Investors, Inc. ..............................   5,000      41,000
New Plan Excel Realty Trust................................  50,910     801,833
Realty Income Corporation..................................  14,000     400,540
Saul Centers, Inc. ........................................  27,000     499,500
                                                                    -----------
                                                                      4,817,561
                                                                    -----------


                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Schedule of Investments (unaudited)                               April 30, 2001
--------------------------------------------------------------------------------

                                                            Shares  Market Value
COMMON STOCKS -- continued                                  ------- ------------

Storage (REITS) -- 5.06%
Shurgard Storage Centers, Inc., Cl A.......................   4,000 $   108,640
Sovran Self Storage, Inc. .................................  43,000   1,059,950
Storage USA, Inc. .........................................   5,600     189,000
                                                                    -----------
                                                                      1,357,590
                                                                    -----------

Total Investments -- 95.15%
(Cost $25,440,655**).......................................          25,531,331
Cash and Other Assets Net of Liabilities -- 4.85%..........           1,301,117
                                                                    -----------
NET ASSETS -- 100.00%......................................         $26,832,448
                                                                    ===========

 * Non-income producing security
** Cost for Federal income tax purposes is $25,440,655, and net unrealized ap-preciation consists of:

         Gross unrealized appreciation................  1,404,693
         Gross unrealized depreciation................ (1,314,017)
                                                       ----------
         Net unrealized appreciation..................     90,676
                                                       ==========

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Statement of Assets and Liabilities (unaudited)                   April 30, 2001
--------------------------------------------------------------------------------

ASSETS
 Investments in securities at value (cost $25,440,655) (Note 1)... $25,531,331
 Cash.............................................................   4,174,967
 Receivables:
  Capital stock sold..............................................   1,039,344
  Dividends and interest..........................................     145,642
  Other receivables...............................................       4,303
 Deferred organization costs (Note 1).............................      42,705
 Other assets.....................................................       8,251
                                                                   -----------
    TOTAL ASSETS..................................................  30,946,543
                                                                   -----------
LIABILITIES
 Payables:
  Securities purchased............................................   3,932,162
  Capital stock redeemed..........................................      10,249
 Accrued expenses.................................................     155,443
 Accrued distribution expense (Note 3)............................       7,322
 Due to Advisor...................................................       8,919
                                                                   -----------
    TOTAL LIABILITIES.............................................   4,114,095
                                                                   -----------
NET ASSETS........................................................ $26,832,448
                                                                   ===========
Class A Shares
 Net assets applicable to 2,651,972 outstanding $0.001 par value shares
  (500,000,000 authorized shares)................................. $22,960,544
                                                                   ===========
 Net asset value and redemption price per Class A Share
  ($22,960,544/2,651,972 shares).................................. $      8.66
                                                                   ===========
 Offering price per share ($8.66 / 0.9475)........................ $      9.14
                                                                   ===========
Class B Shares
 Net assets applicable to 440,035 outstanding $0.001 par value shares
  (500,000,000 authorized shares)................................. $ 3,871,904
                                                                   ===========
 Net asset value and offering price per Class B Share
  ($3,871,904/440,035 shares)..................................... $      8.80
                                                                   ===========
 Redemption price per share ($8.80 X 0.9425)...................... $      8.29
                                                                   ===========
SOURCE OF NET ASSETS
 At April 30, 2001, net assets consisted of:
  Paid-in capital................................................. $26,745,011
  Distributions in excess of net investment income................     503,789
  Accumulated net realized loss on investments....................    (507,028)
  Net unrealized appreciation on investments......................      90,676
                                                                   -----------
    NET ASSETS.................................................... $26,832,448
                                                                   ===========

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Statement of Operations (unaudited)      For the Six Months Ended April 30, 2001
--------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends........................................................... $1,073,625
 Interest............................................................     15,736
                                                                      ----------
  TOTAL INVESTMENT INCOME............................................  1,089,361
                                                                      ----------
EXPENSES
 Investment advisory fees (Note 3)...................................     80,908
 Transfer agent fees.................................................     44,850
 Administration fees.................................................     31,061
 Distribution fees -- Class A (Note 3)...............................     20,731
 Distribution fees -- Class B (Note 3)...............................     14,307
 Accounting fees.....................................................     17,665
 Registration fees...................................................      4,573
 Legal fees..........................................................        313
 Custodian fees......................................................      4,001
 Printing expense....................................................      4,404
 Amortization of organization costs (Note 1).........................     12,040
 Auditing fees.......................................................      4,460
 Directors' fees.....................................................      3,357
 Insurance expense...................................................        546
                                                                      ----------
  TOTAL EXPENSES.....................................................    243,216
  Expenses waived and reimbursed by Advisor (Note 3).................    (68,883)
                                                                      ----------
  NET EXPENSES.......................................................    174,333
                                                                      ----------
  NET INVESTMENT INCOME..............................................    915,028
                                                                      ----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
 Net realized gain from security transactions........................    255,819
 Net change in unrealized appreciation of investments................  1,943,362
                                                                      ----------
   Net realized and unrealized gain on investments...................  2,199,181
                                                                      ----------
   Net increase in net assets resulting from operations.............. $3,114,209
                                                                      ==========

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Statement of Changes in Net Assets                                April 30, 2001
--------------------------------------------------------------------------------

                                             For the Six Months
                                                   Ended          For the Year
                                               April 30, 2001        Ended
                                                (unaudited)     October 31, 2000
                                             ------------------ ----------------
OPERATIONS
 Net investment income.....................     $   915,028       $   693,761
 Net realized gain (loss) from security
  transactions.............................         255,819          (703,646)
 Net change in unrealized appreciation of
  investments..............................       1,943,362           708,719
                                                -----------       -----------
  Net increase in net assets...............       3,114,209           698,834
                                                -----------       -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net investment income:
  Class A..................................        (349,345)         (576,646)
  Class B..................................         (61,894)         (123,313)
                                                -----------       -----------
  Total distributions from net investment
   income to shareholders..................        (411,239)         (699,959)
                                                -----------       -----------
 Return of capital:
  Class A..................................             --           (283,889)
  Class B..................................             --            (42,485)
                                                -----------       -----------
  Total distributions from net return of
   capital to shareholders.................             --           (326,374)
                                                -----------       -----------
 Total distributions to shareholders.......        (411,239)       (1,026,333)
                                                -----------       -----------
CAPITAL SHARE TRANSACTIONS (Dollar
 Activity)
 Shares sold:
  Class A..................................      10,958,072         4,326,530
  Class B..................................       1,155,623         1,006,684
 Shares issued as reinvestment of
  distributions:
  Class A..................................         249,893           609,497
  Class B..................................          43,366           123,820
 Shares redeemed:
  Class A..................................      (1,429,407)       (4,954,248)
  Class B..................................        (343,679)       (1,158,804)
                                                -----------       -----------
 Increase/(decrease) in net assets derived
  from capital share transactions (a)......      10,633,868           (46,521)
                                                -----------       -----------
  Total increase/(decrease) in net assets..      13,336,838          (374,020)
NET ASSETS
 Beginning of period.......................      13,495,610        13,869,630
                                                -----------       -----------
 End of period.............................     $26,832,448       $13,495,610
                                                ===========       ===========
 (a) Transactions in capital stock were:
  Shares sold:
  Class A..................................       1,322,937           571,898
  Class B..................................         137,256           131,788
  Shares issued as reinvestment of
   dividends:
  Class A..................................          30,562            87,198
  Class B..................................           5,231            16,120
  Shares redeemed:
  Class A..................................        (177,928)         (684,140)
  Class B..................................         (42,554)         (159,793)
                                                -----------       -----------
  Increase/(decrease) in shares
   outstanding.............................       1,275,504           (36,929)
                                                ===========       ===========


                See accompanying notes to financial statements.

Financial Highlights
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                               Class A           Class A           Class A            Class A
                          ------------------ ----------------  ----------------  -----------------
                          For the Six Months
                                Ended          For the Year      For the Year     For the Period
                            April 30, 2001        Ended             Ended              Ended
                             (unaudited)     October 31, 2000  October 31, 1999  October 31, 1998*
                          ------------------ ----------------  ----------------  -----------------
Net Asset Value,
 Beginning of Period....       $  7.41           $  7.48           $  8.66            $10.00
                               -------           -------           -------            ------
Income from Investment
 Operations:
 Net investment income..          0.35              0.45              0.49              0.20
 Net realized and
  unrealized gain/(loss)
  on investments........          1.09              0.15             (1.02)            (1.38)
                               -------           -------           -------            ------
   Total from investment
    operations..........          1.44              0.60             (0.53)            (1.18)
                               -------           -------           -------            ------
Less Distributions:
 Distributions from net
  investment income.....         (0.19)            (0.45)            (0.53)            (0.16)
 Distributions from
  return of capital.....         (0.00)            (0.22)            (0.12)             0.00
                               -------           -------           -------            ------
   Total distributions..         (0.19)            (0.67)            (0.65)            (0.16)
                               -------           -------           -------            ------
Net Asset Value, End of
 Period.................       $  8.66           $  7.41           $  7.48            $ 8.66
                               =======           =======           =======            ======
Total Return............         19.63 %/1/         8.33 %/2/        (6.38)%/2/       (11.78)%/1/
Ratios/Supplemental Data
 Net assets, end of
  period (000)..........       $22,961           $10,936           $11,225            $7,290
 Ratio of expenses to
  average net assets:
   Before expense
    reimbursement/2../..          2.79 %            3.73 %            3.35 %            6.33 %
   After expense
    reimbursement/2../..          1.97 %            1.97 %            1.97 %            1.97 %
 Ratio of net investment
  income (loss) to
  average net assets:
   Before expense
    reimbursement/2../..         10.21 %            4.29 %            4.17 %           (0.62)%
   After expense
    reimbursement/2../..         11.03 %            6.05 %            5.55 %            3.75 %
 Portfolio turnover.....         17.57 %/3/        21.55 %            8.15 %            0.00 %

*Class A Shares commenced investment operations on January 9, 1998. /1/Calculation does not reflect sales load and is not annualized.
/2/Calculation does not reflect sales load.
/3/Not annualized

                See accompanying notes to financial statements.

Financial Highlights
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                               Class B           Class B          Class B           Class B
                          ------------------ ---------------- ---------------- -----------------
                          For the Six Months
                                Ended          For the Year     For the Year    For the Period
                            April 30, 2001        Ended            Ended             Ended
                             (unaudited)     October 31, 2000 October 31, 1999 October 31, 1998*
                          ------------------ ---------------- ---------------- -----------------
Net Asset Value,
 Beginning of Period....        $ 7.53            $ 7.51           $ 8.64           $ 9.62
                                ------            ------           ------           ------
Income from Investment
 Operations:
 Net investment income..          0.30              0.40             0.40             0.15
 Net realized and
  unrealized gain/(loss)
  on investments........          1.14              0.16            (0.99)           (1.00)
                                ------            ------           ------           ------
  Total from investment
   operations...........          1.44              0.56            (0.59)           (0.85)
                                ------            ------           ------           ------
Less Distributions:
 Distributions from net
  investment income.....         (0.17)            (0.40)           (0.42)           (0.13)
 Distributions from
  return of capital.....         (0.00)            (0.14)           (0.12)            0.00
                                ------            ------           ------           ------
  Total distributions...         (0.17)            (0.54)           (0.54)           (0.13)
                                ------            ------           ------           ------
Net Asset Value, End of
 Period.................        $ 8.80            $ 7.53           $ 7.51           $ 8.64
                                ======            ======           ======           ======
Total Return............         19.31 %/1/         7.72 %/2/       (7.09)%/2/       (8.84)%/1/
Ratios/Supplemental Data
 Net assets, end of
  period (000)..........        $3,872            $2,560           $2,645           $  669
 Ratio of expenses to
  average net assets:
  Before expense
   reimbursement/2.../..          3.49 %            4.43 %           4.05 %           7.03 %
  After expense
   reimbursement/2.../..          2.67 %            2.67 %           2.67 %           2.67 %
 Ratio of net investment
  income (loss) to
  average net assets:
  Before expense
   reimbursement/2.../..          9.51 %            3.59 %           3.47 %          (1.32)%
  After expense
   reimbursement/2.../..         10.33 %            5.35 %           4.85 %           3.05 %
 Portfolio turnover.....         17.57 %/3/        21.55 %           8.15 %           0.00 %

*Class B Shares commenced investment operations on March 6, 1998.
/1/Calculation does not reflect CDSC charges and is not annualized. /2/Calculation does not reflect CDSC charges.
/3/Not annualized

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Notes to Financial Statements (unaudited)                        April 30, 2001
-------------------------------------------------------------------------------

Note 1 -- Significant Accounting Policies

Spirit of America Investment Fund, Inc., (the "Fund"), is an open-end diversi-fied mutual fund registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund was incorporated under the laws of Maryland on May 15, 1997 and commenced operations on January 9, 1998. The authorized capital stock of the Fund is one billion (1,000,000,000) shares, par value of $0.001 per share. The Fund seeks growth of capital and current income by in-vesting in the equity securities of companies in the real estate industry. The Fund currently offers two classes of shares, Class A Shares and Class B Shares. Each class of shares is sold pursuant to different sales arrangements and bears different expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The poli-cies are in conformity with generally accepted accounting principles for in-vestment companies.

A. Security Valuation: The offering price and net asset value per share of Class A and the net asset value per share of Class B are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund's securities are valued at the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value.

B. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Inter-est income and expenses are accrued daily.

C. Net Asset Value Per Share: The methodology and procedures for determining net asset value are identical for each Class, but due to the specific distri-bution expenses and other costs allocable to each Class, the net asset value of each Class will vary. Class A Shares are purchased at the offering price per share, while Class B shares are purchased at the net asset value per share.

D. Organization Costs: Organization costs are being amortized on a straight-line basis over five years from commencement of operation.

E. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. There-fore, no federal income tax provision is required.

F. Use of Estimates: In preparing financial statements in conformity with gen-erally accepted accounting principles, management makes estimates and assump-tions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. The Fund will distribute the return of capital it receives from the REITs in which the Fund invests. The REITs pay distributions based on cash flow, with-out regard to depreciation and amortization. As a result, a portion of the distributions paid to the Fund and subsequently distributed to shareholders is a return of capital.

Spirit of America Investment Fund, Inc.
Notes to Financial Statements (unaudited) -- continued           April 30, 2001
-------------------------------------------------------------------------------


Note 2 -- Purchases and Sales of Securities

Purchases and sales of securities, other than short-term investments, aggregated $11,491,581 and $2,883,055, respectively, for the six months ended April 30, 2001.

Note 3 -- Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. ("Spirit Management"), has been retained to act as the Fund's manager and investment adviser pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Spirit Management was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays Spirit Management a fee at the annual rate of 0.97% of the Fund's average daily net assets. Spirit Management has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses so that the total operating expenses of Class A Shares and Class B Shares will not exceed 1.97% and 2.67%, respectively, of the average daily net assets of each Class. For the six months ended April 30, 2001, advisory fees of $80,908 were waived by Spirit Management, and Spirit Management also reimbursed the Fund $5,135.

The Fund has adopted two plans of distribution ("Class A Plan" and "Class B Plan") pursuant to Rule 12b-1. Each Plan permits the Fund to pay SSH Securities, Inc., the Fund's principal distributor, a monthly fee from the assets of the respective Class. Under the Class A Plan, the Fund will pay fees of up to 0.30% of the average daily net assets, and under the Class B Plan, the Fund will pay a combined annual distribution and service fee of up to 1.00% of the average daily net assets. Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds current prospectus. For the six months ended April 30, 2001, sales charges received by SSH Securities, Inc. were $28,312. Certain redemptions of Class B shares made within six years of purchase are subject to a contingent deferred sales charge ("CDSC"), in accordance with the Funds current prospectus. For the six months ended April 30, 2001, CDSC's were collected in the amount of $13,668.

Certain officers and directors of the Fund are "affiliated persons" of the adviser or distributor, as that term is defined in the 1940 Act. There are no directors' fees paid to affiliated directors of the Fund. All officers serve without direct compensation from the Fund. In addition, David Lerner Associates, Inc. received brokerage commissions of $41,940 for the six months ended April 30, 2001.

Investment Adviser

Spirit of America Management, Inc.
477 Jericho Turnpike
Syosset, NY 11791

Distributor

SSH Securities, Inc.
477 Jericho Turnpike
Syosset, NY 11791

Shareholder Services

PFPC, Inc.
211 South Gulph Road
King of Prussia, PA 19406

Custodian

The Bank of New York
48 Wall Street
New York, NY 10286

Auditors

Tait Weller & Baker
8 Penn Center Plaza, Suite 800
Philadelphia, PA 19103

                        For Additional Information about
                    Spirit of America Investment Fund, Inc.
                     Call (800) 452-4892 or (610) 239-4600

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other informa-tion.




            [LOGO OF SPIRIT OF AMERICA INVESTMENT FUND APPEARS HERE]


                               Semi-Annual Report
                                 April 30, 2001